REVOLVING CREDIT FACILITY: (Details) - Revolving credit facility $ in Thousands	Jun. 29, 2021 USD ($)	Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Debt instrument term	5 years
Aggregate principal amount	$ 350,000
Incremental term loan	$ 150,000
Secured leverage ratio	4.00
Net of unrestricted cash and cash equivalents, in amount not to exceed, percentage	50.00%
Outstanding borrowings		$ 0
Federal funds rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	0.50%
Maximum
Line of Credit Facility [Line Items]
Secured leverage ratio	1.00
Debt instrument, basis spread on variable rate	0.30%
Increased qualified acquisition ratio	1.00
Interest charges, ratio	1.00
Maximum | Pro forma basis
Line of Credit Facility [Line Items]
Secured leverage ratio	1.00
Maximum | Base rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	0.75%
Maximum | Eurodollar rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	1.75%
Minimum
Line of Credit Facility [Line Items]
Secured leverage ratio	3.75
Debt instrument, basis spread on variable rate	0.20%
Increased qualified acquisition ratio	0.50
Interest charges, ratio	3.00
Minimum | Pro forma basis
Line of Credit Facility [Line Items]
Secured leverage ratio	2.25
Minimum | Base rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	0.25%
Minimum | Eurodollar rate
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate	1.25%